Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-39126
Entity Registrant Name	CNS Pharmaceuticals, Inc.
Entity Central Index Key	0001729427
Entity Tax Identification Number	82-2318545
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2100 West Loop South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(800)
Local Phone Number	946-9185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CNSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable